Operating Revenue (Schedule of Operating Revenue) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		$ 3,452	$ 3,428
Other revenues	[1],[2]	431	(315)
Total operating revenue		3,883	3,113
Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,286	1,287
Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,070	898
Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		220	197
Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		244	272
Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		44	47
Nonregulated Electric Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		257	367
Regulated Gas Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		136	163
Regulated Gas Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		53	65
Regulated Gas Sales | Other
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		23	34
Regulated Gas Transportation and Storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		4	10
Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		78	56
Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[2],[3]	37	32
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		2,346	2,196
Other revenues	[1],[2]	38	(29)
Total operating revenue		2,384	2,167
Virginia Electric and Power Company | Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,010	1,015
Virginia Electric and Power Company | Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		866	717
Virginia Electric and Power Company | Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		116	103
Virginia Electric and Power Company | Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		229	258
Virginia Electric and Power Company | Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		29	32
Virginia Electric and Power Company | Nonregulated Electric Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		11	14
Virginia Electric and Power Company | Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		74	51
Virginia Electric and Power Company | Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[2],[3]	$ 11	$ 6

[1]	Includes alternative revenue of $27 million and $8 million at both Dominion Energy and Virginia Power for the three months ended March 31, 2023 and 2022, respectively.
[2]	See Note 19 for amounts attributable to affiliates
[3]	Sales of renewable energy credits were $5 million and $4 million for the three months ended March 31, 2023 and 2022, respectively, at Dominion Energy and $3 million and less than $1 million for the three months ended March 31, 2023 and 2022, respectively, at Virginia Power.